Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2018
Convertible Promissory Notes [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the above two convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	4,000	(4,000)	425	425
Additions	13,750	(10,389)		3,361
Amortization (Note 11)	-	-	376	376
Balance, September 30, 2017	17,750	(14,389)	801	4,162
Amortization (Note 11)	-	-	416	416
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578
Amortization (Note 11)	-	-	1,647	1,647
Balance, September 30, 2018	17,750	(14,389)	2,864	6,225

The equity movement of the above two convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2016	3,800
Additions	10,389
Balance, September 30, 2017	14,189
Balance, December 31, 2017	14,189
Balance, September 30, 2018	14,189

Revolving Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the revolving convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 11)	-	-	954	954
Balance, September 30, 2017	21,165	(21,165)	1,826	1,826
Amortization	-	-	381	381
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207
Additions	3,500	-	-	-
Amortization (Note 11)	-	-	1,687	1,687
Balance, September 30, 2018	24,665	(21,165)	3,894	3,894

The equity movement of the revolving convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2016	21,165
Balance, September 30, 2017	21,165
Balance, December 31, 2017	21,165
Balance, September 30, 2018	21,165